INCOME TAXES - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Valuation Allowance [Line Items]
Unrecognized tax benefits that would impact effective tax rate	$ 34,700	$ 39,500
Accrued interest	400	600
Unrecognized tax benefits (expense)	7,797	(3,896)	$ (2,424)
Income tax holiday benefit	$ 10,500
Income tax holiday, benefit per share (USD per share)	$ 0.28
Net operating losses that can be carried forward indefinetly	$ 379,200
Valuation allowance	29,906	$ 16,795
Singapore, Malta, South Africa And Spain
Valuation Allowance [Line Items]
Valuation allowance	$ 29,900